Contract Balances (Tables)	12 Months Ended
Dec. 31, 2019
Contract Balances
Summary of trade receivables, contract assets, and contracts liabilities with customers

	As of December 31,
	2018	2019
	RMB	RMB
Trade receivables	10,473	26,110
Contract assets	—	—
Contract liabilities	116,967	93,725